Operating Leases	12 Months Ended
Dec. 31, 2021
Operating Leases [Abstract]
OPERATING LEASES

NOTE 6 - OPERATING LEASES

1)	On July 28, 2016, the Company signed a lease agreement for space designated for its development and production activities in Rehovot. The lease was for three years with an option to extend for four additional years, in return for a monthly payment of NIS 30 thousand (approximately $8.5). On March 24, 2019, the Company exercised its first option to extend the lease period for an additional 16 months commencing July 1, 2019. On September 8, 2020, the Company exercised its second option to extend the lease period for an additional 3 years commencing October 19, 2020.

 In July 2017, the Company signed a lease agreement for land in Yessod Hamaala that was previously leased. The new lease agreement is for four years, commencing May 1, 2017, with an option to extend for an additional six years, with a monthly rental amount of NIS 10 thousand (approximately $3).  On December 30, 2020, the Company exercised its option and extended the lease period until April 30, 2027.

On November 15, 2018, the Company signed a new lease agreement for the Company’s new offices located in Rehovot which expires in April 2024, for a monthly payment of NIS 89 thousand, (approximately $25), with an option to extend for five additional years. In addition, as part of the lease agreement the Company did not carry the monthly rent payment during the first five months of the lease agreement and was reimbursed for its building adjustments costs in the amount of $689.

During 2021, the Company signed several addendums to the agreement for additional space in the 3rd floor of the same building for the extension of the HQ and labs, additional parking spaces and warehouse, all for an additional monthly payment of NIS 21 thousand (approximately $6).

As collateral for the lease agreement, a restricted deposit was pledged in favor of the property owner. The balance of the restricted deposit as of December 31, 2021 amounted to $213. The deposit is classified as a non-current asset.

2)	The Company has entered into operating lease agreements for vehicles used by its employees. The lease periods are generally for three years and the payments are linked to the Israeli CPI. To secure the terms of the lease agreements, the Company has made certain prepayments to the leasing company, representing approximately three months of lease payments.

Operating leases cost for rental space and vehicles for the year ended December 31, 2021, 2020 and 2019 totalled $646, $633 and $619, respectively.

The operating lease costs include variable lease payments of $12 in 2021 and $9 in 2019.

Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2021	2020
Operating cash flows from operating leases	$702	$657

Supplemental balance sheet information related to leases was as follows:

	December 31,
	2021	2020
Operating Leases
Operating lease right-of-use assets	$2,953	$2,796

Current lease liabilities	$519	$440
Non-current lease liabilities	3,089	2,948
Total lease liabilities	$3,608	$3,388

Weighted Average Remaining Lease Term
Operating leases	6.7 years	7.5 years

Weighted Average Discount Rate
Operating leases	7.33%	7.3%

As of December 31, 2021, the maturities of lease liabilities were as follows:

Operating leases
Year ending December 31,
2022	$757
2023	699
2024	583
2025	593
2026 and thereafter	1,887
Total lease payments	4,519
Less - imputed interests	(911)
Total	3,608